Auditor's remuneration (Details) - AUD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Auditor's remuneration
Audit fees	$ 31,369	$ 23,337
Audit-related fees	3,697	2,433
Total audit and audit-related fees	35,066	25,770
Tax fees	53	169
Other fees	572	1,581
Total audit and non-audit fees	35,691	27,520
PwC Australia
Auditor's remuneration
Audit fees	28,153	19,999
Audit-related fees	3,569	2,316
Tax fees	53	169
Other fees	70	1,581
Overseas PwC network firms
Auditor's remuneration
Audit fees	3,216	3,338
Audit-related fees	128	117
Other fees	502
Non-consolidated entities
Auditor's remuneration
Fees received by auditor from various entities related to Westpac	7,500	7,500
Parent Entity
Auditor's remuneration
Audit fees	28,346	20,035
Audit-related fees	3,420	2,224
Total audit and audit-related fees	31,766	22,259
Tax fees	53	49
Other fees	572	1,501
Total audit and non-audit fees	32,391	23,809
Parent Entity | PwC Australia
Auditor's remuneration
Audit fees	28,025	19,967
Audit-related fees	3,418	2,224
Tax fees	53	49
Other fees	70	1,501
Parent Entity | Overseas PwC network firms
Auditor's remuneration
Audit fees	321	$ 68
Audit-related fees	2
Other fees	$ 502